As filed with the Securities and Exchange Commission on
                                 October 6, 2000

                                                       Registration No. 33-86500

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 8
                                       to

                                    Form S-6
                             ----------------------
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

                             -----------------------

                          AMERITAS LIFE INSURANCE CORP.

                              SEPARATE ACCOUNT LLVL
                           (EXACT NAME OF REGISTRANT)

                             -----------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)

                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            ------------------------

                                DONALD R. STADING
         Senior Vice President, Secretary and Corporate General Counsel
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            -------------------------

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
                                      -----------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

               ___ Immediately upon filing pursuant to paragraph (b).

               ___ On ______________ pursuant to paragraph (b).

               _X_ 60 days after filing pursuant to paragraph (a)(1).

               ___ On ______________ pursuant to paragraph (a)(1) of Rule 485.

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS
ITEM NO. OF
FORM N-8B-2       CAPTION IN PROSPECTUS

     1.           Cover Page
     2.           Cover Page
     3.           Not Applicable
     4.           Ameritas Life Insurance Corp.; Distribution of the Policies
     5.           The Separate Account
     6.           The Separate Account
     7.           Not Required
     8.           Not Required
     9.           Legal Proceedings
     10.          Summary; Addition,  Deletion or Substitution of Investments;
                  Policy Benefits; Policy Rights; Payment and Allocation of Premiums; General Provisions; Voting Rights
     11.          Summary; The Funds
     12.          Summary; The Funds
     13.          Summary; The Funds - Charges and Deductions
     14.          Summary; Payment and Allocation of Premiums
     15.          Summary; Payment and Allocation of Premiums
     16.          Summary;  The Funds: Calvert Variable Series, Inc.; Vanguard
                  Variable   Insurance   Fund;   Neuberger   Berman   Advisers
                  Management Trust; Berger Institutional Products Trust; Rydex Variable Trust; Fixed Account
     17.          Summary; Policy Rights
     18. The Funds; Calvert Variable Series, Inc.; Vanguard Variable Insurance Fund; Neuberger Berman Advisers Management Trust; Berger Institutional Products Trust; Rydex Variable Trust; Fixed Account
     19.          General Provisions: Voting Rights
     20.          Not Applicable
     21.          Summary; Policy Rights; General Provisions
     22.          Not Applicable
     23.          Safekeeping of the Separate Account's Assets
     24.          General Provisions
     25.          Ameritas Life Insurance Corp.
     26.          Not Applicable
     27.          Ameritas Life Insurance Corp.
     28. Executive Officers and Directors of Ameritas: Ameritas Life Insurance Corp.
     29.          Ameritas Life Insurance Corp.
     30.          Not Applicable
     31.          Not Applicable
     32.          Not Applicable
     33.          Not Applicable
     34.          Not Applicable
     35.          Not Applicable
     36.          Not Required
     37.          Not Applicable
     38.          Distribution of the Policies
     39.          Distribution of the Policies
     40.          Distribution of the Policies
     41.          Distribution of the Policies
     42.          Not Applicable
     43.          Not Applicable

ITEM NO. OF
FORM N-8B-2       CAPTION IN PROSPECTUS

     44.          Accumulation Value, Payment and Allocation of Premiums
     45.          Not Applicable
     46.          The Funds; Accumulation Value
     47.          The Funds
     48.          State Regulation
     49.          Not Applicable
     50.          The Separate Account
     51. Cover Page; Summary; Policy Benefits; Payment and Allocation of Premiums; Charges and Deductions
     52.          Addition, Deletion or Substitution of Investments
     53.          Summary; Federal Tax Matters
     54.          Not Applicable
     55.          Not Applicable
     56.          Not Required
     57.          Not Required
     58.          Not Required
     59.          Financial Statements

Pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rules 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in this Registration Statement (File No. 33-86500) is incorporated herein by reference to the Prospectus dated May 1, 2000, as filed in electronic format via EDGAR with the Securities and Exchange Commission on March 1, 2000. This Amendment does not delete, amend, or supersede any information contained in the Registration Statement or Post-Effective Amendment No. 7 to the Registration Statement, except to the extent provided herein.


                   AMERITAS LIFE INSURANCE CORP. ("AMERITAS")

             SUPPLEMENT TO AMERITAS LOW-LOAD VARIABLE UNIVERSAL LIFE
                          PROSPECTUS DATED MAY 1, 2000
                        SUPPLEMENT DATED OCTOBER 6, 2000

AMERITAS IS REDUCING THE COST OF INSURANCE ("COI") AND MORTALITY AND EXPENSE ("M&E") CHARGES OF THE POLICY. REVISIONS TO THE PROSPECTUS TO DISCLOSE THESE CHANGES ARE AS FOLLOWS:

COST OF INSURANCE

PAGE 28, THE SUB-SECTION COST OF INSURANCE, SECOND PARAGRAPH, THE FIFTH SENTENCE IS DELETED AND REPLACED WITH THE FOLLOWING:

The current rates, based on Ameritas' own mortality experience, range between 40% and 100% of the rates based on the 1980 Commissioners Standard Ordinary Tables.

MORTALITY AND EXPENSE

PAGE 5, THE DAILY  CHARGE FOR M&E  PARAGRAPH  IS DELETED AND  REPLACED  WITH THE
FOLLOWING:

Daily charge from the Subaccounts for mortality and expense risks, currently at an annual rate of 0.75% for Policy Years 1-20 and 0.45% for Policy Years 21+. This charge is guaranteed not to exceed 0.90% for all Policy Years. This charge is not deducted from Fixed Account assets.

PAGE 6, THE SUB-SECTION "DAILY CHARGES AGAINST THE SEPARATE ACCOUNT" IS DELETED AND REPLACED WITH THE FOLLOWING:

DAILY CHARGES AGAINST THE SEPARATE ACCOUNT. A daily charge will be imposed at an annual rate not to exceed 0.90% (currently 0.75% for Policy Years 1-20 and 0.45% for Policy Years 21+) of the average daily net assets of each Subaccount, but not the Fixed Account. This charge compensates Ameritas for mortality and expense risks assumed in connection with the Policy. (See the section on Daily Charges Against the Separate Account.)

PAGE 29, THE SECTION ON DAILY CHARGES AGAINST THE SEPARATE ACCOUNT, FIRST PARAGRAPH, IS DELETED AND REPLACED WITH THE FOLLOWING:

DAILY CHARGES AGAINST THE SEPARATE ACCOUNT
A daily charge will be deducted from the value of the net assets of Separate Account LLVL to compensate Ameritas for mortality and expense risks assumed in connection with the Policy. This daily charge from Separate Account LLVL is currently at the rate of 0.002049% (equivalent to an annual rate of 0.75%) for Policy Years 1-20 and 0.001229% (equivalent to an annual rate of 0.45%) for Policy Years 20+. This charge will not exceed 0.002459% (equivalent to an annual rate of .90%) of the average daily net assets of Separate Account LLVL in any Policy Year. The daily charge will be deducted from the net asset value of Separate Account LLVL, and therefore the Subaccounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be the applicable daily rate multiplied by the number of days since the last Valuation Date. No mortality and expense charges will be deducted from the amounts in the Fixed Account.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR VARIABLE POLICY ISSUED BY AMERITAS LIFE INSURANCE CORP. IF YOU DO NOT HAVE A CURRENT PROSPECTUS, PLEASE CONTACT AMERITAS AT 1-800-255-9678.

                          AMERITAS LIFE INSURANCE CORP.

                              SEPARATE ACCOUNT LLVL
                             STATEMENT OF NET ASSETS
                                  JUNE 30, 2000
                                   (UNAUDITED)

ASSETS

INVESTMENTS AT NET ASSET VALUE:

   DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
     EAFE Equity Index Portfolio--442.115 shares at $12.83
        per share (cost $5,697)                                   $     5,672
     Equity 500 Index Portfolio--25,516.044 shares at $15.11
        per share (cost $378,949)                                     385,547
     Small Cap Index Portfolio--429.159 shares at $11.88
        per share (cost $5,149)                                         5,098
   BERGER INSTITUTIONAL PRODUCTS TRUST:
     Growth Portfolio--48,510.815 shares at $20.76
        per share (cost $861,005)                                   1,007,084
     Small Company Growth Portfolio--133,794.446 shares at
        $27.97 per share (cost $2,940,060)                          3,742,231
   CALVERT VARIABLE SERIES, INC.:
     Social International Portfolio--83.867 shares at $23.69
        per share (cost $2,017)                                         1,987
     Social Balanced Portfolio--0 shares at $2.228
        per share ($0 cost)                                               --
     Social Small Cap Portfolio--0 shares at $14.41
        per share ($0 cost)                                               --
     Social Mid Cap Growth Portfolio--0 shares at $33.48
        per share ($0 cost)                                               --
   NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST:
     Balanced Portfolio--39,120.096 shares at $19.97
        per share (cost $670,504)                                     781,228
     Growth Portfolio--54,810.446 shares at $39.64 per share
        (cost $1,628,313)                                           2,172,686
     Guardian Portfolio--9,352.174 shares at $16.34 per share
        (cost $152,214)                                               152,815
     Limited Maturity Bond Portfolio--8,399.911 shares at
        $12.59 per share (cost $114,675)                              105,755
     Liquid Assets Portfolio--244,741.820 shares at $1.00
        per share (cost $244,742)                                     244,742
     MidCap Growth Portfolio--3,262.643 shares at $27.40
        per share (cost $75,279)                                       89,396
     Partners Portfolio--209,421.048 shares at $15.97 per
        share (cost $3,670,517)                                     3,344,454
   RYDEX VARIABLE TRUST:
     Nova Portfolio--48,049.762 shares at $17.62 per share
        (cost $805,299)                                               846,637
     OTC Portfolio--94,863.346 shares at $38.80 per share
        (cost $3,040,370)                                           3,680,698
     Precious Metals Portfolio--5,676.750 shares at $4.65
        per share (cost $18,943)                                       26,398
     Ursa Portfolio--14,519.647 shares at $5.48 per share
        (cost $55,834)                                                 79,568
     U.S. Government Bond Portfolio -- 3,534.890 shares at $10.95
        per share (cost $48,434)                                       38,707
  VANGUARD VARIABLE INSURANCE FUND:
     Balanced Portfolio--179,289.015 shares at $16.1788 per
        share (cost $3,070,163)                                     2,900,681
     Equity Income Portfolio--182,399.962 shares at $19.7044
        per share (cost $3,445,679)                                 3,594,082
     Equity Index Portfolio--454,567.305 shares at $37.9803
        per share (cost $13,085,597)                               17,264,603


                                   F-I(U) - 1

     Growth Portfolio--419,851.592 shares at $34.7375 per share
        (cost $10,677,108)                                         14,584,595
     High-Grade Bond Portfolio--125,921.932 shares at $10.2187
        per share (cost $1,374,344)                                 1,286,758
     High Yield Bond Portfolio--77,595.491 shares at $9.0847
        per share (cost $794,869)                                     704,932
     International Portfolio--325,550.161 shares at $18.7369
        per share (cost $4,729,264)                                 6,099,801
     Money Market Portfolio--13,317,959.978 shares at $1.0000
        per share (cost $13,317,960)                               13,317,960
     Small Company Growth Portfolio--185,544,724 shares at
         $22.2888 per share (cost $2,312,729)                       4,135,569
  FIDELITY VARIABLE INSURANCE PRODUCTS CLASS:
     VIP High Income: Service Class--0 shares at $10.01
        per share ($0 cost)                                                --
     VIP Contrafund: Service Class--0 shares at $25.03
        per share ($0 cost)                                                --
     VIP Investment Grade Bond: Initial Class--0 shares at $11.75
        per share ($0 cost)                                                --
     VIP Mid Cap: Service Class--0 shares at $18.79
        per share ($0 cost)                                                --
  CALVERT VARIABLE SERIES, INC. AMERITAS PORTFOLIOS:
     Ameritas Growth Portfolio--0 shares at $67.02
        per share ($0 cost)                                                --
     Ameritas MidCap Growth Portfolio--0 shares at $37.17
        per share ($0 cost)                                                --
     Ameritas Small Capitalization Portfolio--0 shares at $56.77
        per share ($0 cost)                                                --
     Ameritas Growth With Income Portfolio--0 shares at $18.62
        per share ($0 cost)                                                --
                                                                  -----------
     Net Assets Representing Equity of Policyowners               $80,599,684
                                                                  ===========




The accompanying notes are an integral part of these unaudited financial statements




                                   F-I(U) - 2

                          AMERITAS LIFE INSURANCE CORP.

                              SEPARATE ACCOUNT LLVL
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                   (UNAUDITED)

STATEMENTS OF OPERATIONS:

                                                      VANGUARD VARIABLE INSURANCE FUND
                                                      --------------------------------

                                                      Money        Equity          Equity
                                                     Market         Index          Income
                                      Total         Portfolio     Portfolio       Portfolio
                                      -----         ---------     ---------       ---------
               2000
               ----
INVESTMENT INCOME:
   Dividend distributions
     received                        $ 474,231      $ 351,310     $      --     $      --
   Mortality and expense
     risk charge                       275,406         43,455        60,854        12,859
                                     ---------       --------      --------      --------
NET INVESTMENT INCOME(LOSS)            198,825        307,855       (60,854)      (12,859)
                                     ---------       --------      ---------     --------
REALIZED AND UNREALIZED
   GAIN(LOSS) ON INVESTMENTS:
   Net realized gain distributions     817,411             --            --            --
   Net change in unrealized
     appreciation(depreciation)      1,220,942             --       (35,880)     (119,174)
                                     ---------       --------      ---------     ---------
NET GAIN(LOSS) ON INVESTMENTS        2,038,353             --       (35,880)     (119,174)
                                     ---------       --------      ---------     ---------
NET INCREASE(DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                  $2,237,178      $ 307,855     $ (96,734)   $ (132,033)
                                    ==========      =========     ==========   ===========


STATEMENTS OF CHANGES IN NET ASSETS
                                                VANGUARD VARIABLE INSURANCE FUND
                                                --------------------------------

                                                      Money        Equity          Equity
                                                     Market         Index          Income
                                      Total         Portfolio     Portfolio       Portfolio
                                      -----         ---------     ---------       ---------
                    2000
                    ----

INCREASE(DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ 198,825    $   307,855    $  (60,854)  $   (12,859)
   Net realized gain distributions     817,411               --             --            --
   Net change in unrealized
     appreciation (depreciation)     1,220,942             --       (35,880)     (119,174)
                                    ----------     ----------     ----------   ----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                   2,237,178        307,855       (96,734)     (132,033)
NET INCREASE (DECREASE)
   FROM POLICYOWNER
   TRANSACTIONS                     10,778,217      2,101,880     1,496,307       159,726
                                    ----------     ----------    ----------    ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                    13,015,395      2,409,735     1,399,573        27,693
                                    ----------     ----------    ----------    ----------
NET ASSETS AT JANUARY 1, 2000       67,584,289     10,908,225    15,865,030     3,566,389
                                    ----------     ----------     ----------   ----------
NET ASSETS AT JUNE 30, 2000        $80,599,684    $13,317,960   $17,264,603    $3,594,082
                                   ===========    ===========   ===========    ==========

The accompanying notes are an integral part of these unaudited financial statements




                                   F-I(U) -3




                                 VANGUARD VARIABLE INSURANCE FUND
    ---------------------------------------------------------------------------------------------
                                                                                   Small Company
       Growth        Balanced      High-Grade Bond  International  High Yield Bond     Growth
      Portfolio      Portfolio        Portfolio      Portfolio       Portfolio       Portfolio
      ---------      ---------        ---------      ---------       ---------       ---------

       $      --       $       --       $   45,384    $       --     $   30,742    $       --

          50,201           11,577            5,081        21,394          2,494        14,098
       ---------       ----------       ----------     ---------      ---------    ----------
         (50,201)         (11,577)          40,303       (21,394)        28,248       (14,098)
       ----------      -----------      ----------     ----------     ---------    -----------



              --               --               --            --             --            --

         784,265          (89,624)           5,630       203,285        (32,967)      572,757
       ---------       -----------      ----------     ---------      ----------   ----------
         784,265          (89,624)           5,630       203,285        (32,967)      572,757
       ---------       -----------      ----------     ---------      ----------   ----------


      $  734,064      $  (101,201)     $    45,933    $  181,891      $  (4,719)   $  558,659
      ==========      ============     ===========    ==========      ==========   ==========




                                     VANGUARD VARIABLE INSURANCE FUND
    ---------------------------------------------------------------------------------------------
                                                                                   Small Company
       Growth        Balanced      High-Grade Bond  International  High Yield Bond     Growth
      Portfolio      Portfolio        Portfolio      Portfolio       Portfolio       Portfolio
      ---------      ---------        ---------      ---------       ---------       ---------

     $   (50,201)     $   (11,577)        $ 40,303    $   (21,394)     $ 28,248   $   (14,098)

              --               --               --             --            --            --

         784,265          (89,624)           5,630         203,285      (32,967)      572,757
      ----------       -----------       ---------       ---------     ---------    ---------


         734,064         (101,201)          45,933         181,891       (4,719)      558,659


       1,139,041         (933,602)        (120,583)        866,337       18,255       538,892
      ----------       -----------       ----------     ----------     --------     ---------

       1,873,105       (1,034,803)         (74,650)      1,048,228       13,536     1,097,551
      ----------       -----------       ----------     ----------     --------     ---------
      12,711,490        3,935,484         1,361,408      5,051,573      691,396     3,038,018
      ----------      -----------        ----------     ----------     --------     ---------

     $14,584,595     $  2,900,681        $1,286,758     $6,099,801    $ 704,932    $4,135,569
     ===========     ============        ==========     ==========    =========    ==========


                                          F-I(U) - 4



                          AMERITAS LIFE INSURANCE CORP.

                              SEPARATE ACCOUNT LLVL
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                   (UNAUDITED)

STATEMENTS OF OPERATIONS:                                      NEUBERGER BERMAN
                                                          ADVISERS MANAGEMENT TRUST
                                           --------------------------------------------------------
                                                                                          Limited
                                                                                         Maturity
                                           Balanced         Growth       Partners          Bond
                                           Portfolio       Portfolio     Portfolio       Portfolio
                                           ---------       ---------     ---------       ---------
               2000
               ----
INVESTMENT INCOME:
   Dividend distributions
     received                                 $ 8,815      $      --       $ 27,793     $  6,112
   Mortality and expense
     risk charge                                2,209          7,392         12,462          364
                                              -------      ---------       --------     --------
NET INVESTMENT INCOME (LOSS)                    6,606         (7,392)        15,331        5,748
                                              -------      ---------       --------     --------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain distributions             69,803        156,551        591,056           --
   Net change in unrealized
     appreciation (depreciation)               (4,770)        33,240       (622,328)      (4,297)
                                              --------     ---------       ---------     --------
NET GAIN (LOSS) ON INVESTMENTS                 65,033        189,791        (31,272)      (4,297)
                                              -------      ---------       ---------     --------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                           $ 71,639      $ 182,399      $ (15,941)    $   1,451
                                             ========      =========      ==========    =========



STATEMENTS OF CHANGES IN NET ASSETS:                          NEUBERGER  BERMAN
                                                         ADVISERS MANAGEMENT TRUST
                                           --------------------------------------------------------
                                                                                          Limited
                                                                                         Maturity
                                           Balanced         Growth       Partners          Bond
                                           Portfolio       Portfolio     Portfolio       Portfolio
                                           ---------       ---------     ---------       ---------
                2000
                ----
INCREASE(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)             $   6,606      $ (7,392)     $   15,331    $   5,748
   Net realized gain distributions             69,803        156,551        591,056           --
   Net change in unrealized
     appreciation (depreciation)               (4,770)        33,240       (622,328)      (4,297)
                                             --------      ---------     ----------     ---------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                             71,639        182,399        (15,941)       1,451
NET INCREASE (DECREASE)
   FROM POLICYOWNER
   TRANSACTIONS                               217,799        482,806        (64,964)      13,613
                                            ---------      ---------     ----------     --------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                              289,438        665,205        (80,905)      15,064
                                            ---------      ---------     ----------     --------
NET ASSETS AT JANUARY 1, 2000                 491,790      1,507,481      3,425,359       90,691
                                            ---------      ---------     ----------     --------
NET ASSETS AT JUNE 30, 2000                $  781,228     $2,172,686     $3,344,454    $ 105,755
                                           ==========     ==========     ==========    =========

The accompanying notes are an integral part of these unaudited financial statements


                                            F-I(U) - 5






           Neuberger  Berman              Berger Institutional
       Advisers Management Trust              Products Trust              Rydex Variable Trust
  ----------------------------------  -----------------------------   --------------------------

                                                       Small
                   MidCap                              Company                            Precious
   Liquid Assets   Growth      Guardian    Growth      Growth        Nova        OTC       Metals
     Portfolio    Portfolio    Portfolio  Portfolio   Portfolio    Portfolio  Portfolio   Portfolio
     ---------    ---------    ---------  ---------   ---------    ---------  ---------   ---------


     $  3,472     $    --      $    18    $     --     $     --   $     --       $    --    $    --

          581         102          178       2,233       10,169      3,219         9,815      3,834
     --------    --------      -------     -------     --------   --------      --------    -------
        2,891        (102)        (160)     (2,233)     (10,169)    (3,219)       (9,815)    (3,834)
     --------    ---------     --------    -------     --------   --------      --------    -------



           --           1           --          --           --         --            --         --

           --       14,118         601      26,282      288,144    (18,986)      168,262     46,676
     --------     --------     -------     -------     --------   ---------     --------    -------
           --       14,119         601      26,282      288,144    (18,986)      168,262     46,676
     --------     --------     -------     -------     --------   ---------     --------    -------


    $   2,891    $  14,017     $   441    $ 24,049    $ 277,975  $ (22,205)    $ 158,447   $ 42,842
    =========    =========     =======    ========    =========  ==========    =========   ========



           Neuberger  Berman                Berger Institutional
        Advisers Management Trust               Products Trust                 Rydex Variable Trust
        -------------------------               --------------                 --------------------

                                                       Small
                   MidCap                              Company                            Precious
  Liquid Assets    Growth      Guardian    Growth      Growth        Nova        OTC       Metals
     Portfolio    Portfolio    Portfolio  Portfolio   Portfolio    Portfolio  Portfolio   Portfolio
     ---------    ---------    ---------  ---------   ---------    ---------  ---------   ---------


    $   2,891     $  (102)    $   (160)    $(2,233)   $ (10,169)  $ (3,219)    $  (9,815)  $ (3,834)

           --           1           --          --           --         --            --         --

           --      14,118          601      26,282      288,144    (18,986)      168,262     46,676
     --------     -------     --------   ---------    ---------  ----------    ---------    -------


        2,891      14,017          441      24,049      277,975    (22,205)      158,447     42,842


      241,851      75,379      152,374     597,783    2,162,024   (250,242)    1,460,147    (16,444)
     --------     -------     --------   ---------    ---------  ----------    ---------    --------

      244,742      89,396      152,815     621,832    2,439,999   (272,447)    1,618,594     26,398
     --------     -------     --------   ---------    ---------  ----------    ---------    -------
           --          --           --     385,252    1,302,232  1,119,084     2,062,104         --
     --------     -------     --------   ---------    ---------  ---------     ---------    -------

    $ 244,742    $ 89,396    $ 152,815  $1,007,084   $3,742,231  $ 846,637   $ 3,680,698   $ 26,398
    =========    ========    =========  ==========   ==========  =========   ===========   ========


                                            F-I(U) - 6


                          AMERITAS LIFE INSURANCE CORP.

                              SEPARATE ACCOUNT LLVL
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                   (UNAUDITED)

STATEMENTS OF OPERATIONS:                                                          Calvert
                                                                                    Variable
                                                  Rydex Variable Trust           Series, Inc.
                                                 --------------------------     ------------

                                                            U.S. Government      International
                                                 Ursa             Bond              Equity
         2000                                  Portfolio       Portfolio           Portfolio
         ----                                  ---------       ---------           ---------

INVESTMENT INCOME:
   Dividend distributions
     received                                 $      --        $     585           $      --
   Mortality and expense
     risk charge                                    256              121                  --
                                               --------         --------            --------
NET INVESTMENT INCOME(LOSS)                        (256)             464                  --
                                              ---------         --------            --------
REALIZED AND UNREALIZED
   GAIN(LOSS) ON INVESTMENTS:
   Net realized gain distributions                   --               --                  --
   Net change in unrealized
     appreciation(depreciation)                  (2,998)           2,538                 (30)
                                               ---------        --------            ---------
NET GAIN(LOSS) ON INVESTMENTS                    (2,998)           2,538                 (30)
                                               ---------         --------           ---------
NET INCREASE(DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                             $ (3,254)        $  3,002            $    (30)
                                               =========        ========            =========


STATEMENTS OF CHANGES IN NET ASSETS:                                               Calvert
                                                                                   Variable
                                                  Rydex Variable Trust           Series, Inc.
                                                 --------------------------     ------------

                                                            U.S. Government      International
                                                 Ursa             Bond              Equity
            2000                              Portfolio       Portfolio           Portfolio
            ----                              ---------       ---------           ---------
INCREASE(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)              $     (256)      $      464          $     --
   Net realized gain  distributions                  --               --                --
   Net change in unrealized
     appreciation (depreciation)                 (2,998)           2,538               (30)
                                              ----------       ---------          --------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                               (3,254)           3,002               (30)
NET INCREASE (DECREASE)
   FROM POLICYOWNER
   TRANSACTIONS                                  25,090           35,705             2,017
                                              ---------        ---------          --------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                 21,836           38,707             1,987
                                              ---------        ---------          --------
NET ASSETS AT JANUARY 1, 2000                    57,732               --                --
                                              ---------        ---------          --------
NET ASSETS AT JUNE 30, 2000                $  79,568        $  38,707          $  1,987
                                              =========        =========          ========

The accompanying notes are an integral part of these unaudited financial statements


                                   F-I(U) - 7




        DEUTSCHE ASSET MANAGEMENT VIT FUNDS
        -----------------------------------

    Equity 500   EAFE Equity   Small Cap
       Index        Index        Index
     Portfolio    Portfolio    Portfolio
     ---------    ---------    ---------


     $     --     $    --      $    --

          438          10           10
     --------      ------      -------
         (438)        (10)         (10)
     ---------     -------     --------



           --          --           --

        6,278         (30)         (50)
     --------      -------     --------
        6,278         (30)         (50)
     --------      -------     --------


    $   5,840      $  (40)    $    (60)
    =========      =======     ========




       DEUTSCHE ASSET MANAGEMENT VIT FUNDS
       -----------------------------------

    Equity 500   EAFE Equity   Small Cap
      Index         Index        Index
     Portfolio    Portfolio    Portfolio
    -----------  -----------   ---------



     $   (438)    $   (10)    $    (10)

           --          --            -

        6,278         (30)         (50)
     --------     --------    ---------


        5,840         (40)         (60)


      366,367       5,501        5,158
     --------     -------     --------

      372,207       5,461        5,098
     --------     -------     --------
       13,340         211           --
     --------    --------      -------
    $ 385,547    $  5,672     $  5,098
    =========    ========     ========


                                   F-I(U) - 8

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                     NOTES TO UNAUDITED FINANCIAL STATEMENTS
                                  JUNE 30, 2000



1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Life Insurance Corp. Separate Account LLVL (the Account) was established under Nebraska law on August 24, 1994. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) and are segregated from all of ALIC's other assets.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At June 30, 2000, there are thirty eight subaccounts within the Account. Nine of the subaccounts invest only in a corresponding Portfolio of the Vanguard Variable Insurance Fund which is a diversified open-end management investment company managed by The Vanguard Group. Seven of the subaccounts invest only in a corresponding Portfolio of the Neuberger Berman Advisers Management Trust which is a diversified open-end management investment company managed by Neuberger Berman Management Incorporated. Two of the subaccounts invest only in a corresponding Portfolio of the Berger Institutional Products Trust which is a diversified open-end management investment company managed by Berger Associates. Three of the subaccounts invest only in a corresponding portfolio of the Deutsche Asset Management VIT Funds which is a diversified open-end management investment company managed by Deutsche Asset Management. Five of the subaccounts invest only in a corresponding Portfolio of the Rydex Variable Trust which is a diversified open-end management investment company managed by Rydex Variable Trust. Four of the subaccounts invest only in a corresponding Portfolio of the Calvert Variable Series, Inc. which is a diversified open-end management investment company managed by Calvert Asset
Management. Inc. Four of the subaccounts invest only in a corresponding Portfolio of the Fidelity Variable Insurance Products Service Class which is a diversified open-end management investment company managed by FMR. Four of the subaccounts invest only in corresponding Portfolio of the Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas Portfolios) which is a diversified open-end management investment company managed by Ameritas Investment Corp.

Each Portfolio pays the manager a monthly fee for managing its investments and business affairs. The assets of the Account are carried at the net asset value of the underlying Portfolios of the funds, and the value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts.

ALIC currently does not expect to incur any federal income tax liability attributable to the Account with respect to the sale of variable life policies. If, however, ALIC determines that it may incur such taxes attributable to the Account, it may assess a charge for such taxes against the account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  BASIS OF PRESENTATION OF UNAUDITED INTERIM FINANCIAL STATEMENTS

Management believes that all adjustments, consisting of only normal recurring accruals, considered necessary for a fair presentation of the unaudited interim financial statements have been included. The results of operations for any interim period are not necessarily indicative of results for the full year. The unaudited interim financial statements should be read in conjunction with the financial statements and notes thereto for the years ended December 31, 1999, 1998, and 1997.

3.  RELATED PARTY

The Ameritas Portfolios are managed by Ameritas Investment Corp., an affiliate of ALIC. Calvert Asset Management, Inc. is also an affiliate of ALIC.


                                   F-I(U) - 9

                          AMERITAS LIFE INSURANCE CORP.
                           CONSOLIDATED BALANCE SHEET
                      (in thousands, except per share data)
                                   (UNAUDITED)


                                                                   JUNE 30,
                                                                     2000
                                                               -----------------
                                   ASSETS
Investments:
 Fixed maturity securities held to maturity                    $    568,159
 Fixed maturity securities available for sale                       407,540
 Redeemable preferred stock - affiliate                              25,000
 Equity securities                                                  161,822
 Mortgage loans on real estate                                      242,227
 Loans on insurance policies                                         41,444
 Real estate, less accumulated depreciation                          24,815
 Other investments                                                   50,840
 Short-term investments                                                 197
                                                               ------------
                              Total investments                   1,522,044
                                                               ------------
Cash and cash equivalents                                            54,289
Accrued investment income                                            19,601
Deferred policy acquisition costs                                   217,658
Property and equipment, less accumulated depreciation                23,496
Reinsurance receivable - affiliate                                   27,415
Other assets                                                         19,156
Closed block  assets                                                305,584
Separate accounts                                                 2,834,938
                                                               ------------
                                    TOTAL                      $  5,024,181
                                                               ============

                    LIABILITIES AND STOCKHOLDER'S EQUITY

Policy and contract reserves                                   $    103,939
Policy and contract claims                                           26,382
Accumulated contract values                                         971,687
Unearned policy charges                                              10,830
Unearned reinsurance ceded allowance                                  1,872
Federal income taxes-
     Current                                                        (5,149)
     Deferred                                                        52,027
Other liabilities                                                    45,866
Closed block liabilities                                            331,987
Separate accounts                                                 2,834,938
                                                               ------------
                              TOTAL LIABILITIES                   4,374,379
                                                               ------------

COMMITMENTS AND CONTINGENCIES
Minority interest in subsidiary                                      31,104

Common stock, par value $0.10 per share, 25,000,000 shares
     authorized, issued and outstanding                               2,500
Additional paid-in capital                                            5,000
Retained earnings                                                   558,012
Accumulated other comprehensive income                               53,186
                                                               ------------
                           TOTAL STOCKHOLDER'S EQUITY               618,698
                                                               ------------
                                TOTAL                          $  5,024,181
                                                               =============

The accompanying notes to the unaudited consolidated financial statements are an integral part of these statements.

                                  F-II(U) - 1

                          AMERITAS LIFE INSURANCE CORP.
                      CONSOLIDATED STATEMENT OF OPERATIONS
                                 (IN THOUSANDS)
                                   (UNAUDITED)



                                                             FOR THE SIX
                                                            MONTHS ENDED
                                                              JUNE 30,
                                                                2000
                                                          -----------------
INCOME:
INSURANCE REVENUES:
  Premiums
    Life Insurance                                             $    6,671
    Accident and health insurance                                 136,245
 Contract charges                                                  45,093
 Reinsurance, net                                                   1,539
 Reinsurance, ceded allowance                                       2,608
Investment revenues:
  Investment income, net                                           67,270
  Realized gains, net                                              16,190
Other                                                              21,790
Gain in Closed Block                                                  933
                                                               ----------
                                                                  298,339
                                                               ----------

BENEFITS AND EXPENSES:
Policy benefits:
  Death benefits                                                    4,212
  Accident and health benefits                                     99,274
  Interest credited                                                27,231
  Decrease in policy and contract reserves                         (1,503)
  Other                                                             6,578
Sales and operating expenses                                       73,362
Amortization of deferred policy acquisition costs                  14,934
                                                               ----------
                                                                  224,088
                                                               ----------
Income before federal income taxes and minority interest in
      earnings of subsidiary                                       74,251

Income taxes - current                                             28,163
Income taxes - deferred                                              (989)
                                                               ----------
  Total federal income taxes                                       27,174
                                                               ----------

Income before minority interest in earnings of subsidiary          47,077

Minority interest in earnings of subsidiary                        (1,640)
                                                               ----------
NET INCOME                                                     $   45,437
                                                               ==========

The accompanying notes to the unaudited consolidated financial statements are an integral part of these statements.

                                  F-II(U) - 2

                          AMERITAS LIFE INSURANCE CORP.
                 CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
                                 (IN THOUSANDS)
                                   (UNAUDITED)


                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                                 JUNE 30,
                                                                   2000
                                                             -----------------

Net Income                                                      $  45,437
Other comprehensive income, net of tax:
  Unrealized gains on securities:
    Unrealized holding gains arising during
    period (net of deferred tax of $4,659 )                         8,756

  Reclassification adjustment for gains included in
    Net income (net of deferred tax of $5,638)                    (10,470)

  Minority interest                                                    55
                                                                ---------
 Other comprehensive loss                                          (1,659)
                                                                ---------

Comprehensive income                                            $  43,778
                                                                =========


The accompanying notes to the unaudited consolidated financial statements are an integral part of these statements.

                                  F-II(U) - 3

                                            AMERITAS LIFE INSURANCE CORP.
                                          CONSOLIDATED STATEMENT OF EQUITY
                                                   (IN THOUSANDS)
                                                      (UNAUDITED)


                                                                                      Accumulated
                                                        Additional                       Other             Total
                                    Common Stock         Paid - In     Retained      Comprehensive     Stockholder's
                                Shares       Amount       Capital      Earnings         Income            Equity
                               ---------    ---------   -----------   -----------   ---------------    -------------
BALANCE, January 1, 2000          25,000    $   2,500   $     5,000   $   512,575   $        54,845    $     574,920

Net unrealized investment
 losses, net                           -            -             -             -            (1,714)          (1,714)


Minority interest in net unrealized
    investment losses, net             -            -             -             -                55               55

Net income                             -            -             -        45,437                 -           45,437
                               ---------    ---------   -----------   -----------   ---------------    -------------
BALANCE, June 30, 2000            25,000    $   2,500   $     5,000   $   558,012   $        53,186    $     618,698
                               =========    =========   ===========   ===========   ===============    =============



The accompanying notes to the unaudited consolidated financial statements are an integral part of these statements.

                                  F-II(U) - 4

                          AMERITAS LIFE INSURANCE CORP.
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 (IN THOUSANDS)
                                   (UNAUDITED)


                                                               FOR THE SIX
                                                               MONTHS ENDED
                                                              JUNE 30, 2000
                                                             ----------------
OPERATING ACTIVITIES
  Net Income                                                 $      45,437
 Adjustments to reconcile net income to net
 cash from operating activities:
          Depreciation and amortization                              2,118
          Amortization of deferred policy acquisition costs         15,321
          Policy acquisition costs deferred                        (23,499)
          Interest credited to contract values                      28,497
          Amortization of discounts or premiums                       (355)
          Net realized gains on investment transactions            (16,190)
         Deferred income taxes                                         371
         Minority interest in earnings of subsidiary                 1,640
         Change in assets and liabilities:
            Accrued investment income                                 (456)
            Other assets                                            10,987
            Policy and contract reserves                            (3,367)
            Policy and contract claims                              (3,637)
            Unearned policy charges                                   (513)
            Unearned reinsurance ceded allowance                       104
            Federal income taxes payable - current                 (12,731)
            Dividends payable to policy owners                        (398)
            Other liabilities                                         (604)
            Cash from Closed Block                                      72
                                                                  --------
Net cash from operating activities                                  42,797
                                                                  --------

INVESTING ACTIVITIES
Purchase of investments:
     Fixed maturity securities held to maturity                    (11,627)
     Fixed maturity securities available for sale                  (67,689)
     Equity securities                                             (32,655)
     Mortgage loans on real estate                                 (17,926)
     Real estate                                                      (423)
     Short-term investments                                           (197)
     Other investments                                              (4,537)
Proceeds from sale of investments:
     Fixed maturity securities available for sale                    1,500
     Equity securities                                              45,451
     Real estate                                                        74
     Other investments                                              (2,307)




The accompanying notes to the unaudited consolidated financial statements are an integral part of these statements.

                                  F-II(U) - 5

                          AMERITAS LIFE INSURANCE CORP.
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 (IN THOUSANDS)
                                   (UNAUDITED)

                                                                  FOR THE SIX
                                                                  MONTHS ENDED
                                                                 JUNE 30, 2000
                                                                ----------------
INVESTING ACTIVITIES (CONTINUED):
Proceed from maturities or repayment of investments:
     Fixed maturity securities held to maturity                 $     38,460
     Fixed maturity securities available for sale                     14,092
13,116
     Mortgage loans on real estate                                    21,806
     Short-term investments                                              300
     Other investments                                                 3,319
Purchase of property and equipment                                    (1,048)
Net change in loans on insurance policies                             (2,578)
Closed block investing activities                                        792
                                                                ------------
Net cash from investing activities                                   (15,193)
                                                                ------------

FINANCING ACTIVITIES:
Net change in accumulated contract values                            (22,589)
Closed block financing activities                                      1,736
                                                                ------------
Net cash from financing activities                                   (20,853)
                                                                ------------

INCREASE IN CASH AND CASH EQUIVALENTS                                  6,751

CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD                      47,538
                                                                ------------
CASH AND CASH EQUIVALENTS AT END OF PERIOD                      $     54,289
                                                                ============

SUPPLEMENTAL CASH FLOW INFORMATION:

     Cash paid for income taxes                                 $     38,895



The accompanying notes to the unaudited consolidated financial statements are an integral part of these statements.


                                  F-II(U) - 6

                          AMERITAS LIFE INSURANCE CORP.
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                 (IN THOUSANDS)



1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Life Insurance Corp. (Ameritas), a stock life insurance company domiciled in the State of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company. Ameritas' insurance operations consist of life and health insurance and annuity and pension contracts. Ameritas and its subsidiaries operates in all 50 states and the District of Columbia. Wholly owned insurance subsidiaries include First Ameritas Life Insurance Corp. Of New York and Pathmark Assurance Company. Ameritas is also a 66% owner of AMAL Corporation (incorporated March 8, 1996), which owns 100% of Ameritas Variable Life Insurance Company and Ameritas Investment Corp. (a broker/dealer). In addition to the subsidiaries noted above, Ameritas conducts other diversified financial-service-related operations through the following wholly owned subsidiaries:
Veritas Corp (a marketing organization for low-load insurance products); Ameritas Investment Advisors, Inc. (an advisor providing investment management services); and Ameritas Managed Dental Plan, Inc. (A prepaid dental organization).


USE OF ESTIMATES
The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2. BASIS OF PRESENTATION OF UNAUDITED INTERIM FINANCIAL STATEMENTS

Management believes that all adjustments, consisting of only normal recurring accruals, considered necessary for a fair presentation of the unaudited interim financial statements have been included. The results of operations for any interim period are not necessarily indicative of results for the full year. The unaudited interim financial statements should be read in conjunction with the financial statements and notes thereto for the years ended December 31, 1999, 1998 and 1997.



                                  F-II(U) - 7

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant  makes  the  following   representation   pursuant  to  the  National
Securities Markets Improvements Act of 1996:

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.


                              RULE 484 UNDERTAKING

Ameritas's By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                     REPRESENTATION PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:
      The Facing sheet.
      The supplement consisting of 17 pages.
      The undertaking to file reports.
      The undertaking pursuant to Rule 484
      Representations pursuant to Rule 6e-3(T) and the National Securities Markets Improvements Act of 1996.
      The signatures.
      Written consents of the following:
      (a) Russell J. Wiltgen
      (b) Donald R. Stading
      (c) Consent of Auditors

The following exhibits:
6. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2.
      (1) Resolution of the Board of Directors of Ameritas authorizing establishment of the Separate Account.***
      (2) Not applicable.
      (3) (a)  Proposed form of Principal Underwriting Agreement. ***
          (b)  Proposed form of Selling Agreement.*
          (c)  Commission schedule.*
      (4) Not applicable.
      (5) (a)  Form of Policy. ***
          (b)  Form of Policy riders. ***
      (6) (a)  Articles of Incorporation of Ameritas.***
          (b)  Bylaws of Ameritas.****
      (7) Not applicable.
          (a)  Participation Agreement in the Vanguard Variable Insurance Fund.*
          (b) Participation Agreement in the Neuberger & Berman Advisers Management Trust.*
          (c)  Participation Agreement in the Berger Institutional Trust.**
          (d)  Participation Agreement in the Rydex Variable Trust.*****
          (e)  Participation Agreement in the Calvert Variable Series,
               Inc.******
      (8) Not applicable.
      (9) Application for Policy.***
     (10) Memorandum describing Ameritas' exchange procedure.***
     (11) Memorandum describing Ameritas' issuance, transfer, and redemption procedures for the Policy.***
  2.  (a) (b) Opinion and Consent of Donald R. Stading, Senior Vice President,
              Secretary and Corporate General Counsel of Ameritas Life Insurance Corp.
  3. No financial statements are omitted from the Prospectus pursuant to Instruction 1 (b) or (c) of Part I.
  4.  Not applicable.
  5.  Not required.
  7.  (a) (b) Opinion and Consent of Russell J. Wiltgen.
  8.  Consent of Auditors.
  9.  Form of Notice of Withdrawal Right and Refund pursuant to Rule 6e-3(T) (b)
      (13) (viii) under the Investment Company Act of 1940.***
  10. Actuary Opinion in Support of Exemptive Application.***

* Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on June 7, 1996.
** Incorporated by reference to the Pre-Effective Amendment No. 1 for the Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on October 3, 1996.
*** Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 33-86500), filed on April 3, 1998.
**** Incorporated by reference to Post-Effective Amendment No. 5 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 33-86500), filed February 26, 1999.
***** Incorporated by reference to Post-Effective Amendment No. 6 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 33-86500), filed April 20, 1999
****** Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-76359), filed March 1, 2000.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 8 to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 5th day of October, 2000.


                AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant

                                      AMERITAS  LIFE INSURANCE CORP., Depositor




Attest:  /S/  DONALD R. STADING                    By:   /S/ LAWRENCE J. ARTH
       -------------------------------                -----------------------
              Secretary                                 Chairman of the Board



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Principal Officers of Ameritas Life Insurance Corp. on the dates indicated.




        SIGNATURE              TITLE                                     DATE


/S/ LAWRENCE J. ARTH         Director, Chairman of the Board     October 6, 2000
-----------------------      and Chief Executive Officer
    Lawrence J. Arth


/S/ KENNETH C. LOUIS         Director, President and             October 6, 2000
-----------------------      Chief Operating Officer
    Kenneth C. Louis


/S/ DONALD R. STADING        Senior Vice President, Secretary    October 6, 2000
-----------------------      and Corporate General Counsel
    Donald R. Stading


/S/ WILLIAM W. LESTER        Senior Vice President-Investments   October 6, 2000
-----------------------      and Treasurer
    William W. Lester


/S/ JOANN M. MARTIN          Senior Vice President and           October 6, 2000
-----------------------      Chief Financial Officer
    JoAnn M. Martin


/S/ JAMES P. ABEL              Director                          October 6, 2000
-----------------------
    James P. Abel


/S/ DUANE W. ACKLIE            Director                          October 6, 2000
-----------------------
    Duane W. Acklie


/S/ WILLIAM W. COOK, JR.       Director                          October 6, 2000
-----------------------
    William W. Cook, Jr.


/S/ PAUL C. SCHORR, III        Director                          October 6, 2000
-----------------------
   Paul C. Schorr, III

                                  EXHIBIT INDEX

EXHIBIT

2. (a) (b) Opinion and Consent of Donald R. Stading.

7. (a) (b) Opinion and Consent of Russell J. Wiltgen

8.         Consent of Deloitte & Touche LLP